Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value of financial assets held for trading	R$ 568,354	R$ 464,682
Itau Vida e Previdencia S.A. [Member]
IfrsStatementLineItems [Line Items]
Fair value of financial assets held for trading	253,287	216,467
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	130,673	60,262
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	118,798	45,746
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	87	317
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities Abroad [Member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	0	0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 11,788	R$ 14,199